FI - Transfers between levels 1 and 2 (Details 14) - Recurring basis - CHF (SFr) SFr in Millions	Jun. 30, 2017	Jun. 30, 2016
Obligation to return securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	SFr 0	SFr 0
Transfers out of level 1 to level 2	137	0
Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,643	3,025
Transfers out of level 1 to level 2	154	89
Trading Liabilities | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	2
Transfers out of level 1 to level 2	44	33
Trading Liabilities | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	49	16
Transfers out of level 1 to level 2	78	48
Trading Liabilities | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,594	3,007
Transfers out of level 1 to level 2	32	8
Securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	0
Transfers out of level 1 to level 2	137	0
Trading assets
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,957	2,693
Transfers out of level 1 to level 2	367	2,502
Trading assets | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	7	5
Transfers out of level 1 to level 2	206	1,667
Trading assets | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	663	285
Transfers out of level 1 to level 2	161	835
Trading assets | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,287	2,403
Transfers out of level 1 to level 2	0	0
Bank | Obligation to return securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	0
Transfers out of level 1 to level 2	137	0
Bank | Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,643	3,025
Transfers out of level 1 to level 2	154	89
Bank | Trading Liabilities | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	2
Transfers out of level 1 to level 2	44	33
Bank | Trading Liabilities | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	49	16
Transfers out of level 1 to level 2	78	48
Bank | Trading Liabilities | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,594	3,007
Transfers out of level 1 to level 2	32	8
Bank | Securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	0
Transfers out of level 1 to level 2	137	0
Bank | Trading assets
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,957	2,693
Transfers out of level 1 to level 2	367	2,502
Bank | Trading assets | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	7	5
Transfers out of level 1 to level 2	206	1,667
Bank | Trading assets | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	663	285
Transfers out of level 1 to level 2	161	835
Bank | Trading assets | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,287	2,403
Transfers out of level 1 to level 2	SFr 0	SFr 0